Filed Pursuant to Rule 497

File No. 333-216923

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Supplement, dated November 13, 2017, to the

Prospectus dated June 1, 2017

This Supplement (this “Supplement”) contains information which amends, supplements or modifies certain information contained in the Prospectus of Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC and Aetos Capital Long/Short Strategies Fund, LLC (each, a “Fund,” and collectively, the “Funds”), dated June 1, 2017, as supplemented and amended (the “Prospectus”). Capitalized terms used in this Supplement shall have the meanings ascribed to them in the Prospectus unless the context otherwise requires.

The purpose of this Supplement is to disclose the fact that at a recent in-person meeting of each Fund’s Board of Managers (the “Board”), the Board approved amendments to the Fund’s Advisory Agreement such that, effective January 1, 2018, the Fund will pay the Investment Manager a monthly management fee (the “Management Fee”) computed at an annual rate of 0.55% of the net asset value of the Fund determined as of the last day of the month (before any repurchases of Interests). In connection with approving a decrease in the Management Fee for each Fund, the Board was informed that the Funds’ Investment Manager intended to increase, effective January 1, 2018, the maximum program fee (the “Program Fee”) it may charge investors purchasing Interests in the Funds through the establishment of a direct investment management relationship with the Investment Manager (the “Program”). The new Management Fee, effective January 1, 2018, represents a decrease from the current Management Fee of 0.75% of the net asset value of the Fund. The new maximum Program Fee of 0.70%, effective January 1, 2018, represents an increase from the current maximum Program Fee of 0.50% of an investor’s assets in the Program.

Amendments to the Prospectus

This Supplement supplements and amends the section of the Prospectus entitled “Prospectus—Management Fee” on the inside cover page by replacing the first paragraph in its entirety with the following:

Each Fund pays Aetos Alternatives Management, LLC, investment manager to each Fund (the “Investment Manager”), a monthly management fee (the “Management Fee”) computed at the annual rate of 0.75% of the net asset value of the Fund as of the last day of the month (before any repurchases of Interests). Effective January 1, 2018, each Fund will pay the Investment Manager a Management Fee computed at an annual rate of 0.55% of the net asset value of the Fund determined as of the last day of the month (before any repurchases of Interests). See “Management of the Funds.”

This Supplement replaces in its entirety the section of the Prospectus entitled “Prospectus Summary—Asset Allocation Program” on page 4 with the following:

Investors seeking allocation advice and /or other investment management services from the Investment Manager may purchase Interests in the Funds through the establishment of a direct investment management relationship with the Investment Manager (the “Program”). To participate in the Program, an investor must establish an investment management arrangement with the Investment Manager, pursuant to which the Investment Manager will have full discretionary authority (unless the investor otherwise directs) to allocate the investor’s assets among the Funds and to provide such other investment management services as may be mutually agreed upon. The Investment Manager’s allocation decisions will be individualized for each investor in accordance with an asset allocation framework established for the investor that is based upon a consideration of a variety of factors relating to such investor. These factors may include, among other things, the investor’s investment objectives, its risk tolerance, its time horizon, its financial circumstances, its tax issues and its other existing investments. An investor will have the ability to impose reasonable restrictions on the management of its separate account. The Investment Manager will reconsider the asset allocation framework established for an investor when informed by the investor of a change in the investor’s particular investment needs or circumstances. Pursuant to the Program, an investor’s assets may be allocated by the Investment Manager among all or a subset of the Funds, depending upon the investor’s particular needs and objectives. In addition, the portion allocated to each Fund is likely to differ from one investor to another based on each investor’s particular investment objectives, risk tolerance, financial circumstances and other factors. The investment management arrangement established by the investor with the Investment Manager will contain specific terms and conditions of the investor’s participation in the Program, including certain restrictions on the right of the investor to withdraw from the Program. As part of the investment management arrangement for the investor’s participation in the Program, the Investment Manager will be paid an investment advisory fee by Program investors (and not by the Funds) for services rendered to Program investors (the “Program Fee”). The Program Fee is paid at an annual rate of up to 0.50% of an investor’s assets in the Program, including assets invested in the Funds. Effective January 1, 2018, the Program Fee will be paid at an annual rate of up to 0.70% of an investor’s assets in the Program, including assets invested in the Funds. The Program Fee may also include an annual performance-based incentive fee of up to 10% of aggregate Program net profits above a hurdle rate (the “Hurdle Rate”) based on the return of an investor’s account with the Investment Manager. A hurdle rate is the rate of return that must be met or exceeded before incentive fees may be collected. The Hurdle Rate is specified in the investor’s investment management agreement with the Investment Manager and is typically equal to the average three-month Treasury Bill rate, although a different Hurdle Rate may be agreed upon. An investor who does not participate in the Program would not be subject to the Program Fees. Investors who are not Program investors may make direct investments in a Fund or the Funds. Investors making such direct investments will execute a subscription agreement containing certain terms and conditions similar to those included in the investment management arrangement of an investor participating in the Program.

This Supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—The Investment Manager” on page 5 by replacing the third paragraph in its entirety with the following:

In consideration for the services provided by the Investment Manager under the Advisory Agreements, each Fund pays the Investment Manager a monthly management fee (the “Management Fee”) computed at an annual rate of 0.75% of the net asset value of the Fund determined as of the last day of the month (before any repurchases of Interests). Effective January 1, 2018, each Fund will pay the Investment Manager a Management Fee computed at an annual rate of 0.55% of the net asset value of the Fund determined as of the last day of the month (before any repurchases of Interests). See “Management of the Funds.”

This Supplement amends the section of the Prospectus entitled “Summary of Fund Expenses” on pages 10-11 by replacing, effective January 1, 2017, the Total Annual Expenses table in its entirety with the following:

Annual Expenses (as a percentage of net assets attributable to Interests)	Aetos Capital Multi- Strategy Arbitrage Fund	Aetos Capital Distressed Investment Strategies Fund	Aetos Capital Long/Short Strategies Fund
Management Fee	0.55%	0.55%	0.55%

Program Fees	0.70% (plus 10% of aggregate Program net profits above the Hurdle Rate)(1)	0.70% (plus 10% of aggregate Program net profits above the Hurdle Rate)(1)	0.70% (plus 10% of aggregate Program net profits above the Hurdle Rate)(1)

Acquired Fund Fees and Expenses(2)	3.52%	4.00%	3.87%

Other Expenses	0.20%	0.22%	0.13%

Total Annual Expenses	4.97% (plus 10% of aggregate Program net profits)(1)	5.47% (plus 10% of aggregate Program net profits)(1)	5.25% (plus 10% of aggregate Program net profits)(1)

(1)	The Investment Manager may be paid a Program Fee for services rendered to Program investors, payable by Program investors based on the investor’s Program assets (including assets invested in the Funds). This table reflects the maximum Program Fee (which consists of an asset-based fee of 0.70% of an investor’s assets in the Funds and an incentive fee of 10% of aggregate Program net profits above the Hurdle Rate) that an investor may be charged. The Investment Manager, in its sole discretion, may reduce the Program Fees for certain investors. The Program Fees are more fully described in the investment management agreement between the Investment Manager and a Program investor. An investor who does not participate in the Program would not be subject to the Program Fees and may make direct investments in a Fund or the Funds.
(2)

The Acquired Fund Fees and Expenses include the operating expenses, performance-based incentive fees and trading expenses (primarily interest and dividend expenses) of the Portfolio Funds in which each Fund was invested for the period ended December 31, 2016. These operating expenses consist of management fees, administration fees, professional fees (i.e., audit and legal fees), and other operating expenses. The Portfolio Funds’ trading expenses are the by-product of leveraging or hedging activities employed by the Portfolio Managers in order to seek to enhance or preserve the Portfolio Funds’ returns. The information used to determine the Acquired Fund Fees and Expenses is generally based on the most recent shareholder reports received from the respective Portfolio Funds or, when not available, from the most recent investor communication from the Portfolio Funds. The management fees of the Portfolio Funds generally range from 1% to 2% annually of the net assets under their management and the performance fees generally range from 10% to 20% of net profits annually. Fees and expenses of Portfolio Funds are based on historic fees and expenses. Future Portfolio Funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Portfolio Funds, which may fluctuate over time. See below for the breakdown of each Fund’s Acquired Fund Fees and Expenses.

	Aetos Capital Multi- Strategy Arbitrage Fund	Aetos Capital Distressed Investment Strategies Fund	Aetos Capital Long/Short Strategies Fund
Operating Expenses	1.28%	1.85%	1.42%
Incentive Fees	1.20%	1.28%	0.60%
Trading Expenses	1.04%	0.87%	1.85%

Total	3.52%	4.00%	3.87%

The Total Annual Expenses include each Fund’s portion of the management fees, performance allocations, trading expenses and other expenses charged by the Portfolio Funds as set forth in the row titled “Acquired Fund Fees and Expenses.” This total differs from the amount of such expenses set forth under “Financial Highlights,” which does not include the Acquired Fund Fees and Expenses.

The Examples below are based on the fees and expenses set forth above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and a Fund’s actual rate of return may be greater or less than the hypothetical 5% return assumed in the Examples. The Examples below include a 0.70% Program Fee as well as a Program incentive fee of 10% of aggregate Program net profits above the Hurdle Rate. For the purposes of the Examples, we have calculated the annual Program incentive fee to be 0.29% of the average net assets of each Fund, based on the 5% hypothetical rate of return assumed in the Examples, applying the average three-month Treasury Bill return over the applicable time periods as the Hurdle Rate and applying the actual expense ratio of each Fund during its most recently completed fiscal year. For additional information about the Program Fees and the Program incentive fee, please see “Prospectus Summary–Asset Allocation Program.” For purposes of the Examples, we have also assumed an annual Hurdle Rate of 0.66%, which equals the average annual three-month U.S. Treasury Bond rate over the most recent ten-year period.

This Supplement replaces in its entirety the section of the Prospectus entitled “Investment Objective and Principal Strategies—The Asset Allocation Program” on pages 30-31 with the following:

Investors seeking allocation advice and/or other investment management services from the Investment Manager may purchase Funds through the Program. To participate in the Program, an investor must establish an investment management arrangement with the Investment Manager, pursuant to which the Investment Manager will have full discretionary authority (unless the investor otherwise directs) to allocate the investor’s assets among the Funds and to provide such other investment management services as may be mutually agreed upon. The Investment Manager’s allocation decisions will be individualized for each investor in accordance with an asset allocation framework established for the investor that is based upon a consideration of a variety of factors relating to such investor. These factors may include, among other things, the investor’s investment objectives, its risk tolerance, its time horizon, its financial circumstances, its tax issues and its other existing investments. An investor will have the ability to impose reasonable restrictions on the management of its separate account. The Investment Manager will reconsider the asset allocation framework established for an investor when informed by the investor of a change in the investor’s particular investment needs or circumstances. Pursuant to the Program, an investor’s assets may be allocated among all the Funds or a subset of the Funds, depending upon the investor’s particular needs and objectives. In addition, the portion allocated to each Fund is likely to differ from one investor to another based on each investor’s particular investment objectives, risk tolerance, financial circumstances and other factors. The investment management arrangement established by the investor will contain specific terms and conditions of the investor’s participation in the Program, including certain restrictions on the right of the investor to withdraw from the Program. As part of the investment management arrangement for the investor’s participation in the Program, the Investment Manager will be paid a Program Fee by Program investors (and not by the Funds) for services rendered to Program investors. The Program Fee is paid at an annual rate of up to 0.50% of an investor’s assets in the Program, including assets invested in the Funds. Effective January 1, 2018, the Program Fee will be paid at an annual rate of up to 0.70% of an investor’s assets in the Program, including assets invested in the Funds. The Program Fee may also include an annual performance-based incentive fee of up to 10% of aggregate Program net profits above the Hurdle Rate based on the return of an investor’s account with the Investment Manager. The Investment Manager, in its sole discretion, may reduce the Program Fees for certain investors. An investor who does not participate in the Program would not be subject to the Program Fees. Investors who are not Program investors may make direct investments in a Fund or the Funds. Investors making such direct investments will execute a subscription agreement containing certain terms and conditions similar to those included in the investment management arrangement of an investor participating in the Program.

This Supplement supplements and amends the section of the Prospectus entitled “Management of the Funds--General” on page 44 by replacing the fifth paragraph in its entirety with the following:

In consideration for the services provided by the Investment Manager under the Advisory Agreements, each Fund pays the Investment Manager a monthly management fee (the “Management Fee”) computed at an annual rate of 0.75% of the net asset value of the Fund determined as of the last day of the month (before any repurchases of Interests). Effective January 1, 2018, each Fund will pay the Investment Manager a Management Fee computed at an annual rate of 0.55% of the net asset value of the Fund determined as of the last day of the month (before any repurchases of Interests).

Filed Pursuant to Rule 497

File No. 333-216923

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Supplement, dated November 13, 2017, to the

Statement of Additional Information dated June 1, 2017

This Supplement (this “Supplement”) contains information which amends, supplements or modifies certain information contained in the Statement of Additional Information of Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC and Aetos Capital Long/Short Strategies Fund, LLC (each, a “Fund,” and collectively, the “Funds”), dated June 1, 2017, as supplemented and amended (the “SAI”). Capitalized terms used in this Supplement shall have the meanings ascribed to them in the SAI unless the context otherwise requires.

The purpose of this Supplement is to disclose the fact that at a recent in-person meeting of each Fund’s Board of Managers (the “Board”), the Board approved amendments to the Fund’s Advisory Agreement such that, effective January 1, 2018, the Fund will pay the Investment Manager a monthly management fee (the “Management Fee”) computed at an annual rate of 0.55% of the net asset value of the Fund determined as of the last day of the month (before any repurchases of Interests). In connection with approving a decrease in the Management Fee for each Fund, the Board was informed that the Funds’ Investment Manager intended to increase, effective January 1, 2018, the maximum program fee (the “Program Fee”) it may charge investors purchasing Interests in the Funds through the establishment of a direct investment management relationship with the Investment Manager (the “Program”). The new Management Fee, effective January 1, 2018, represents a decrease from the current Management Fee of 0.75% of the net asset value of the Fund. The new maximum Program Fee of 0.70%, effective January 1, 2018, represents an increase from the current maximum Program Fee of 0.50% of an investor’s assets in the Program.

Amendments to the SAI

This Supplement supplements and amends the section of the SAI entitled “Investment Advisory Services—The Investment Manager” by replacing the fifth paragraph in its entirety with the following:

In consideration for the services provided by the Investment Manager under the Advisory Agreements, each Fund pays the Investment Manager a monthly management fee (the “Management Fee”) computed at an annual rate of 0.75% of the net asset value of the Fund determined as of the last day of the month (before any repurchases of Interests). Effective January 1, 2018, each Fund will pay the Investment Manager a Management Fee computed at an annual rate of 0.55% of the net asset value of the Fund determined as of the last day of the month

(before any repurchases of Interests). For the fiscal years ended January 31, 2015, January 31, 2016 and January 31, 201, each Fund paid the Investment Manager the amounts set forth below: